Subsequent events (Details) (USD $) In Millions, unless otherwise specified											1 Months Ended
	Jun. 30, 2012 Oil derivatives	Dec. 31, 2011 Oil derivatives	Dec. 31, 2010 Oil derivatives	Jun. 30, 2012 Oil derivatives January 2013 - December 2013 Collars USDperunit bbl	Jun. 30, 2012 Oil derivatives January 2014 - December 2014 Collars bbl USDperunit	Jun. 30, 2012 Oil derivatives January 2013 - December 2013 Collars bbl USDperunit	Jun. 30, 2012 Natural gas derivatives	Dec. 31, 2011 Natural gas derivatives	Dec. 31, 2010 Natural gas derivatives	Dec. 31, 2011 Natural gas derivatives January 2014 - December 2014 Swaps USDperunit MMBTU	Mar. 31, 2012 Subsequent events Senior Secured Credit Facility	Feb. 29, 2012 Subsequent events Senior Secured Credit Facility	Jan. 31, 2012 Subsequent events Senior Secured Credit Facility	Mar. 19, 2012 Subsequent events Senior Secured Credit Facility	Jun. 30, 2012 Subsequent events Commodity derivatives	Dec. 31, 2011 Subsequent events Commodity derivatives	Dec. 31, 2011 Subsequent events Commodity derivatives January 2015 - December 2015 Collars USDperunit bbl	Dec. 31, 2011 Subsequent events Oil derivatives April 2012 - December 2012 Collars USDperunit bbl	Dec. 31, 2011 Subsequent events Oil derivatives January 2013 - December 2013 Collars bbl USDperunit	Dec. 31, 2011 Subsequent events Oil derivatives January 2014 - December 2014 Collars bbl USDperunit	Dec. 31, 2011 Subsequent events Oil derivatives April 2013 - October 2013 Collars USDperunit MMBTU	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2013 - December 2013 Collars USDperunit MMBTU	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2014 - December 2014 Collars MMBTU USDperunit	Dec. 31, 2011 Subsequent events Natural gas derivatives April 2012 - October 2012 Swaps MMBTU	Jun. 30, 2012 Subsequent events Natural gas derivatives January 2013 - December 2013 Collars USDperunit MMBTU
Subsequent events
Debt issued											$ 50.0	$ 55.0	$ 40.0
Debt amount outstanding														230.0
Deferred premium liability	$ 19.7	$ 13.4	$ 7.6				$ 3.9	$ 5.4	$ 4.9						$ 4.2	$ 1.3
Aggregate volumes (in Bbls)				198,000	252,000	240,000				350,000							252,000	270,000	240,000	198,000	700,000	11,160,000	15,480,000	700,000	8,760,000
Swap price (in dollars per unit)										4.75														2.72
Floor price (in dollars per unit)				70.00	75.00	90.00											75.00	90.00	90.00	70.00	3.25	3.00	3.00		3.00
Ceiling price (in dollars per unit)				140.00	135.00	118.35											135.00	126.50	118.35	140.00	3.90	5.50	6.00		5.00